Taxation - Unused tax losses and tax credits (Details) - EUR (€) € in Millions	Apr. 01, 2023	Mar. 31, 2024	Mar. 31, 2023
Taxation
Provision for potential tax liability		€ 445	€ 412
Losses for which a deferred tax asset is recognised		80,244	79,041
Losses for which no deferred tax is recognised		56,344	34,276
Total unused tax losses or tax credits		136,588	113,317
UK
Taxation
Corporation tax rate	25.00%
Luxembourg [Member]
Taxation
Total unused tax losses or tax credits		67,016	65,232
Within 0 to 5 years
Taxation
Losses for which a deferred tax asset is recognised		20	15
Losses for which no deferred tax is recognised		313	306
Total unused tax losses or tax credits		333	321
Beyond 6 years
Taxation
Losses for which a deferred tax asset is recognised			59
Losses for which no deferred tax is recognised		15,653	15,649
Total unused tax losses or tax credits		15,653	15,708
Unlimited
Taxation
Losses for which a deferred tax asset is recognised		80,224	78,967
Losses for which no deferred tax is recognised		40,378	18,321
Total unused tax losses or tax credits		€ 120,602	€ 97,288